REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of Rational
Equity Armor Fund, Rational
Tactical Return Fund, Rational
Dynamic Brands Fund, Rational
Strategic Allocation Fund,
Rational/ReSolve Adaptive
Asset Allocation Fund, Rational
Special Situations Income Fund,
and Rational/Pier 88
Convertible Securities Fund and
Board of Trustees of Mutual
Fund and Variable Insurance
Trust

In planning and performing our
audit of the financial
statements of Rational Equity
Armor Fund, Rational Tactical
Return Fund, Rational Dynamic
Brands Fund, Rational Strategic
Allocation Fund, Rational
Special Situations Income Fund,
and Rational/Pier 88
Convertible Securities Fund,
and the consolidated financial
statements of Rational/ReSolve
Adaptive Asset Allocation Fund
(the Funds), each a series of
Mutual Fund and Variable
Insurance Trust, as of and for
the year ended December 31,
2020, in accordance with the
standards of the Public
Company Accounting Oversight
Board (United States) (PCAOB),
we considered the Funds
internal control over financial
reporting, including controls
over safeguarding securities, as
a basis for designing our
auditing procedures for the
purpose of expressing our
opinion on the financial
statements and to comply with
the requirements of Form N-
CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds
internal control over financial
reporting.  Accordingly, we
express no such opinion.

The management of the Funds
is responsible for establishing
and maintaining effective
internal control over financial
reporting.  In fulfilling this
responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of
controls.  A funds internal
control over financial reporting
is a process designed to provide
reasonable assurance regarding
the reliability of financial
reporting and the preparation
of financial statements for
external purposes in
accordance with generally
accepted accounting principles
(GAAP).  A funds internal
control over financial reporting
includes those policies and
procedures that (1) pertain to
the maintenance of records
that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of
the assets of the fund; (2)
provide reasonable assurance
that transactions are recorded
as necessary to permit
preparation of financial
statements in accordance with
GAAP, and that receipts and
expenditures of the fund are
being made only in accordance
with authorizations of
management and trustees of
the fund; and (3) provide
reasonable assurance regarding
prevention or timely detection
of unauthorized acquisition, use
or disposition of a funds assets
that could have a material
effect on the financial
statements.

Because of its inherent
limitations, internal control
over financial reporting may not
prevent or detect
misstatements.  Also,
projections of any evaluation of
effectiveness to future periods
are subject to the risk that
controls may become
inadequate because of changes
in conditions, or that the
degree of compliance with the
policies or procedures may
deteriorate.

A deficiency in internal control
over financial reporting exists
when the design or operation
of a control does not allow
management or employees, in
the normal course of
performing their assigned
functions, to prevent or detect
misstatements on a timely
basis.  A material weakness is a
deficiency, or combination of
deficiencies, in internal control
over financial reporting, such
that there is a reasonable
possibility that a material
misstatement of the Funds
annual or interim financial
statements will not be
prevented or detected on a
timely basis.




Our consideration of the Funds
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal control
that might be material
weaknesses under standards
established by the PCAOB.
However, we noted no
deficiencies in the Funds
internal control over financial
reporting and its operation,
including controls over
safeguarding securities, that we
consider to be a material
weakness as defined above as
of December 31, 2020.

This report is intended solely
for the information and use of
management and the Board of
Trustees of the Funds and the
Securities and Exchange
Commission and is not intended
to be and should not be used by
anyone other than these
specified parties.



/S/COHEN & COMPANY, LTD.
Chicago, Illinois
March 1, 2021